Net loss per share (Tables)	9 Months Ended
Sep. 25, 2021
European Wax Center, Inc. and Subsidiaries
Schedule of Computation Of Basic And Diluted Net Loss Per Share

Period of August 4 -
(in thousands, except for share and per share amounts)	September 25, 2021
Net loss	$(10,768)
Less: net loss attributable to noncontrolling interests	(5,237)
Net loss applicable to Class A common shareholders	$(5,531)
Basic and diluted weighted average outstanding shares
Class A Common Stock	31,370,186
Basic and diluted net loss per unit applicable to shareholders:
Class A Common Stock	$(0.18)